Finance Receivables (Summary of finance receivables by internal credit quality rating) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 tenant	Dec. 31, 2010
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases	$ 58,000	$ 76,550
Number Of Tenants	73
Internally Assigned Grade1 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases	46,694	49,533
Number Of Tenants	8	9
Internally Assigned Grade2 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases	11,306	24,447
Number Of Tenants	2	5
Internally Assigned Grade3 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases	0	0
Number Of Tenants	0	0
Internally Assigned Grade4 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases	0	2,570
Number Of Tenants	0	1
Internally Assigned Grade5 [Member]
Financing Receivable Recorded Investment [Line Items]
Net investments in direct financing leases	$ 0	$ 0
Number Of Tenants	0	0